UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman High Income Fund Series
Schedules of Investments (unaudited)
March 31, 2008

Seligman High-Yield Fund

	Principal Amount or Shares	Value

Corporate Bonds 81.0%

Aerospace 1.7%
Hawker Beechcraft:
8.5%, 4/1/2015	$450,000	$464,625
8.875%, 4/1/2015	450,000	462,375
9.75%, 4/1/2017	225,000	225,000
L3 Communications:
6.125%, 7/15/2013	900,000	884,250
5.875%, 1/15/2015	2,000,000	1,925,000

		3,961,250

Airlines 0.7%
Continental Airlines 8.75%, 12/1/2011	2,050,000	1,604,125

Automobiles 4.4%
Allison Transmission 11%, 11/1/2015*	1,000,000	875,000
Ford Motor 7.45%, 7/16/2031	5,250,000	3,491,250
Ford Motor Credit:
9.75%, 9/15/2010	500,000	445,616
8.625%, 11/1/2010	1,425,000	1,242,277
8%, 12/15/2016	750,000	587,948
General Motors:
7.2%, 1/15/2011	500,000	418,750
8.375%, 7/15/2033	3,625,000	2,573,750
Lear 8.75%, 12/1/2016	250,000	214,688
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	500,000	495,000

		10,344,279

Broadcasting 0.4%
LBI Media Holdings 8.5%, 8/1/2017*	1,000,000	871,250

Building Products 0.9%
Ply Gem Industries 9%, 2/15/2012	1,250,000	918,750
Texas Industries 7.25%, 7/15/2013	1,100,000	1,075,250

		1,994,000

Cable 2.1%
Charter Communications Holdings I:
13.5%, 1/15/2014	1,370,000	869,950
11%, 10/1/2015	500,000	350,000
Charter Communications Holdings II 10.25%, 9/15/2010	1,000,000	915,000
CSC Holdings 6.75%, 4/15/2012	1,000,000	970,000
Liberty Media 8.5%, 7/15/2029	1,000,000	859,425
Mediacom Broadband 8.5%, 10/15/2015	1,000,000	845,000

		4,809,375

Capital Goods 1.9%
Harland Clarke 7.815%, 5/15/2015#	1,000,000	625,000
Norcross Safety Products 9.875%, 8/15/2011	3,100,000	3,200,750
SPX 7.625%, 12/15/2014*	450,000	464,062

		4,289,812

Chemicals 2.2%
KI Holdings 0% (9.875%†), 11/15/2014	2,700,000	2,355,750
MacDermid 9.5%, 4/15/2017*	1,000,000	900,000
Mosaic 7.875% 12/1/2016*	950,000	1,026,000
Nova Chemicals 7.8625%, 11/15/2013#	1,000,000	842,500

		5,124,250

Consumer Products 3.7%
ACCO Brands 7.625%, 8/15/2015	2,000,000	1,780,000
Jarden 7.5%, 5/1/2017	1,650,000	1,452,000
Jostens 0% (10.25%†), 12/1/2013	2,525,000	2,373,500
Reynolds American 7.625%, 6/1/2016	3,000,000	3,171,492

		8,776,992

Containers and Packaging 1.8%
AEP Industries 7.875%, 3/15/2013	1,450,000	1,326,750
Crown Cork & Seal 8%, 4/15/2023	1,000,000	935,000
Owens-Brockway Glass Container 8.25%, 5/15/2013	2,000,000	2,080,000

		4,341,750

Diversified Telecommunication 2.1%
Citizens Communications:

9.25%, 5/15/2011	1,250,000	1,300,000
6.625%, 3/15/2015	650,000	588,250
Hawaiian Telecom Communications 12.5%, 5/1/2015	1,250,000	456,250
Nordic 8.875%, 5/1/2016*	1,500,000	1,462,500
Qwest:
6.5%, 6/1/2017	800,000	726,000
6.875%, 9/15/2033	500,000	402,500

		4,935,500

Electric 2.3%
Aquila 14.875%, 7/1/2012	1,800,000	2,227,500
Midwest Generation 8.3%, 7/2/2009	1,025,870	1,046,387
Sierra Pacific Resources 8.625%, 3/15/2014	609,000	642,532
TXU 5.55%, 11/15/2014	2,000,000	1,571,682

		5,488,101

Energy 3.0%
Atlas Pipeline Partners 8.125%, 12/15/2015	1,000,000	1,022,500
Bristow Group 7.5%, 9/15/2017	1,000,000	1,010,000
Complete Production Services 8%, 12/15/2016	950,000	916,750
El Paso 7%, 6/15/2017	2,000,000	2,067,018
Helix Energy Solutions 9.5%, 1/15/2016*	950,000	954,750
Opti Canada:
7.875%, 12/15/2014	900,000	884,250
8.25%, 12/15/2014	250,000	248,750

		7,104,018

Environmental 0.6%
Browning-Ferris Industries 7.4%, 9/15/2035	1,500,000	1,372,500

Finance 1.1%
Nuveen Investments 10.5%, 11/15/2015*	1,000,000	862,500
SGS International 12%, 12/15/2013	950,000	824,125
USI Holdings:
6.94%, 11/15/2014*#	250,000	181,875
9.75%, 5/15/2015*	250,000	181,875
Ventas Realty 6.75%, 6/1/2010	500,000	503,125

		2,553,500

Food and Beverage 4.6%
Constellation Brands 8.375%, 12/15/2014	500,000	517,500
Dean Foods 7%, 6/1/2016	1,000,000	880,000
Del Monte:
8.625%, 12/15/2012	1,950,000	1,993,875
6.75%, 2/15/2015	700,000	673,750
Pilgrims Pride 8.375%, 5/1/2017	2,150,000	1,902,750
Reddy Ice Holdings 0%(10.5%†), 11/1/2012	4,000,000	3,280,000
Smithfield Foods:
7%, 8/1/2011	650,000	643,500
7.75%, 7/1/2017	1,000,000	980,000

		10,871,375

Food and Staples Retailing 1.1%
Duane Reade 9.75%, 8/1/2011	1,150,000	966,000
Stater Brothers Holdings 8.125%, 6/15/2012	500,000	503,750
Susser Holdings:
10.625%, 12/15/2013	500,000	516,250
10.625%, 12/15/2013*	500,000	516,250

		2,502,250

Gaming 2.6%
Harrah’s Operating 10.75%, 2/1/2016*	250,000	211,875
Inn of the Mountain Gods 12%, 11/15/2010	1,250,000	1,218,750
Mandalay Resort Group 9.375%, 2/15/2010	2,750,000	2,846,250
San Pasqual 8%, 9/15/2013*	1,000,000	937,500
Station Casinos 6.875%, 3/1/2016	1,400,000	822,500

		6,036,875

Healthcare Facilities and Supplies 6.7%
Advanced Medical Optics 7.5%, 5/1/2017	500,000	432,500
Centene 7.25%, 4/1/2014	1,000,000	935,000
DaVita 7.25%, 3/15/2015	1,500,000	1,470,000
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	1,940,000	2,022,450
HCA:
9.125%, 11/15/2014*	500,000	516,250
6.5%, 2/15/2016	2,000,000	1,695,000
9.25%, 11/15/2016	500,000	520,000
7.5%, 11/6/2033	1,900,000	1,477,250
HealthSouth:
10.829%, 6/15/2014#	1,350,000	1,309,500
10.75%, 6/15/2016	1,000,000	1,055,000
Invacare 9.75%, 2/15/2015	500,000	505,000
Omega Healthcare Investors 7%, 1/15/2016	2,000,000	1,910,000
PTS Acquisition 9.5%, 4/15/2015*##	900,000	733,500
Tenet Healthcare 9.25%, 2/1/2015	1,200,000	1,128,000

		15,709,450

Leisure 0.8%
HRP Myrtle Beach Operations 9.894%, 4/1/2012*#	1,000,000	892,500
Universal City Florida Holding 7.989%, 5/1/2010#	1,000,000	975,000

		1,867,500

Lodging 2.0%
Felcor Lodging 8.5%, 6/1/2011	2,750,000	2,708,750
Host Marriott 6.75%, 6/1/2016	2,000,000	1,880,000

		4,588,750

Metals and Mining 3.9%
Aleris 10%, 12/15/2016	1,000,000	640,000
FMG Finance 10%, 9/1/2013	2,000,000	2,160,000
Freeport-McMoRan Copper & Gold 8.375%, 4/1/2017	2,000,000	2,127,500
Gerdau Ameristeel 10.375%, 7/15/2011	1,750,000	1,837,500
Massey Energy 6.875%, 12/15/2013	500,000	486,250
Peabody Energy 6.875%, 3/15/2013	500,000	510,000
PNA Group 10.75%, 9/1/2016	1,500,000	1,312,500

		9,073,750

Oil, Gas and Consumable Fuels 4.1%
Chesapeake Energy 6.5%, 8/15/2017	3,050,000	2,958,500
Forest Oil 7.25%, 6/15/2019	2,000,000	2,045,000
Mariner Energy 8%, 5/15/2017	1,000,000	960,000
Petrohawk Energy 9.125%, 7/15/2013	1,000,000	1,032,500
Plains Exploration and Production 7.75%, 6/15/2015	1,650,000	1,654,125
W & T Offshore 8.25%, 6/15/2014*	950,000	885,875

		9,536,000

Paper and Forest Products 2.2%
Domtar 7.875%,10/15/2011	1,000,000	1,005,000
Georgia-Pacific 8.875%, 5/15/2031	3,000,000	2,685,000
Newpage 10%, 5/1/2012*	500,000	510,000
Verso Paper Holdings 9.125%, 8/1/2014	1,000,000	970,000

		5,170,000

Publishing 2.9%
Dex Media 0% (9%†), 11/15/2013	3,225,000	2,338,125
Idearc 8%, 11/15/2016	2,000,000	1,305,000
R H Donnelley:
8.875%, 1/15/2016	3,000,000	1,912,500
8.875%, 10/15/2017*	500,000	315,000
Readers Digest 9%, 2/15/2017*	1,250,000	840,625

		6,711,250

Road and Rail 0.4%
American Railcar Industries 7.5%, 3/1/2014	1,000,000	885,000

Satellite 0.4%
Sirius Satellite Radio 9.625%, 8/1/2013	1,000,000	847,500

Services 4.9%
Ashtead 9%, 8/15/2016*	1,000,000	815,000
Avis Budget Car Rental 5.565%, 5/15/2014#	1,250,000	987,500
Harland Clarke 9.5%, 5/15/2015	2,000,000	1,480,000
KAR Holdings:
8.75%, 5/1/2014	500,000	447,500
10%, 5/1/2015	500,000	435,000
Neff 10%, 6/1/2015	2,250,000	1,080,000
Rental Service 9.5%, 12/1/2014	1,500,000	1,260,000
Service Corporation 7%, 6/15/2017	3,450,000	3,346,500
West 11%, 10/15/2016	2,000,000	1,700,000

		11,551,500

Specialty Retail 1.6%
Asbury Automotive Group 7.625%, 3/15/2017	950,000	755,250
Dollar General 11.875%, 7/15/2017	250,000	220,000
Michaels Stores 11.375%, 11/1/2016	500,000	395,000
Neiman Marcus 9%, 10/15/2015##	1,000,000	1,005,000
Sally Holdings 10.5%, 11/15/2016	1,000,000	930,000
Yankee Acquisition 9.75%, 2/15/2017	500,000	400,000

		3,705,250

Technology 7.1%
Freescale Semiconductor 10.125%, 12/15/2016	3,300,000	2,244,000
Ikon Office Solutions:
9.926%, 1/1/2012*#	1,000,000	955,000
7.75%, 9/15/2015	2,850,000	2,721,750
Nortel Networks 10.75%, 7/15/2016	1,500,000	1,378,125
Seagate Technology 6.375%, 10/1/2011	1,950,000	1,935,375
Serena Software 10.375%, 3/15/2016	1,000,000	926,250
STATS Chip Pac 7.5%, 7/19/2010	2,825,000	2,938,000
Sunguard Data System 9.125%, 8/15/2013	1,500,000	1,522,500
Syniverse Technologies 7.75%, 8/15/2013	950,000	900,125
Viasystems 10.5%, 1/15/2011	1,250,000	1,153,125

		16,674,250

Textile, Apparel and Shoes 0.7%
Quiksilver 6.875%, 4/15/2015	2,125,000	1,721,250

Utilities 6.1%
AES 9.375%, 9/15/2010	4,500,000	4,781,250
Allegheny Energy Supply 7.8%, 3/15/2011	2,000,000	2,130,000
Dynegy Holdings:
8.75%, 2/15/2012	1,000,000	1,032,500
8.375%, 5/1/2016	2,500,000	2,487,500
Edison Mission Energy 7%, 5/15/2017	1,950,000	1,950,000
NRG Energy 7.375%, 2/1/2016	1,900,000	1,866,750

		14,248,000

Total Corporate Bonds		189,270,652

Common Stocks 8.8%
Aerospace and Defense 0.6%
BE Aerospace**	10,405	shs.	363,655
DRS Technologies	7,600		442,928
Hexcel**	19,530		373,218
L-3 Communications Holdings	3,050		333,487

			1,513,288

Airlines 0.1%
Continental Airlines**	8,025		154,321
UAL**	4,735		101,945

			256,266

Auto Components 0.1%
TRW Automotive Holdings**	12,600		294,462

Automobiles 0.1%
Ford Motor**	47,090		269,355

Beverages 0.1%
Constellation Brands (Class A)**	15,700		277,419

Capital Markets 0.0%
E*TRADE Financial**	23,470		90,594

Chemicals 0.2%
Terra Industries**	3,000		106,590
The Mosaic**	2,620		268,812

			375,402

Commercial Services and Supplies 0.1%
Allied Waste Industries**	22,590		244,198

Communications Equipment 0.1%
Corning	15,330		368,533

Computers and Peripherals 0.2%
Seagate Technology	17,725		371,161

Containers and Packaging 0.6%
Crown Holdings**	13,200		332,112
Owens-Illinois**	9,200		519,156
Silgan Holdings	9,790		485,878
Smurfit-Stone Container**	10,863		83,645

			1,420,791

Diversified Consumer Services 0.1%
Service Corporation	13,170		133,544

Diversified Telecommunication 0.1%
Citizens Communications	25,800		270,642

Electric Utilities 0.4%
Allegheny Energy**	9,255		467,378
Sierra Pacific Resources	28,720		362,734

			830,112

Electronic Equipment and Instruments 0.2%
Flextronics International**	38,830		364,614

Health Care Providers and Services 0.1%
HealthSouth**	7,400		131,646
Psychiatric Solutions**	4,850		164,512

			296,158

Hotels, Restaurants and Leisure 0.4%
Domino’s Pizza**	13,340		179,957
Las Vegas Sands**	4,795		353,104
Starwood Hotels & Resorts Worldwide	7,200		372,600

			905,661

Independent Power Producers and Energy Traders 0.3%
AES**	20,000	333,400
Reliant Energy**	11,900	281,435

		614,835

Index Derivatives 2.7%
iShares Russell 2000 Index Fund	28,720	1,967,607
SPDR Trust Series 1	33,810	4,461,906

		6,429,513

Machinery 0.1%
Terex**	4,950	309,375

Media 0.1%
Charter Communications (Class A)**	148,180	126,249
Cinemark Holdings	10,200	130,458

		256,707

Metals and Mining 0.3%
Companhia Vale do Rio Doce “CVRD” (ADR)	4,650	161,076
Freeport-McMoRan Copper & Gold	1,625	156,357
Reliance Steel and Aluminum	2,165	129,597
SciSys**	19,043	193,096

		640,126

Multi-Utilities 0.2%
TECO Energy	27,115	432,484

Oil, Gas and Consumable Fuels 0.4%
El Paso	12,465	207,418
Forest Oil**	5,400	264,384
Peabody Energy	3,400	173,400
Williams Companies	9,355	308,528

		953,730

Paper and Forest Products 0.1%
Domtar**	21,575	147,357

Real Estate Investment Trusts 0.4%
FelCor Lodging Trust	21,150	254,434
Omega Healthcare Investors	21,550	374,108
Senior Housing Properties Trust	16,765	397,330

		1,025,872

Road and Rail 0.2%
Kansas City Southern**	12,520	502,177

Semiconductors and Semiconductor Equipment 0.1%
Applied Materials	13,160	256,752

Specialty Retail 0.1%
Asbury Automotive Group	12,195	167,803

Tobacco 0.2%
Reynolds American	6,570	387,827

Wireless Telecommunication Services 0.1%
Crown Castle International**	6,575	226,772

Total Common Stocks		20,633,530

Short-Term Holdings 10.2%
Corporate Bond 0.2%
Qwest Communications 6.565%, 2/15/2009#	$ 333,000	331,335

Equity-Linked Notes †† 3.9%
Deutsche Bank:
44.1%, 8/5/08 (a)	3,000,000	3,186,300
41.5%, 10/1/08 (b)	3,000,000	3,000,000
Goldman Sachs Group:
35.5%, 4/21/08 (c)	500,000	212,075
33.75%, 7/11/08 (d)	3,000,000	2,743,800

TOTAL EQUITY-LINKED NOTES		9,142,175

Repurchase Agreement 1.1%
Fixed Income Clearing Corp. 1.8%, dated 3/31/2008 maturing 4/1/2008 in the amount of $2,491,125, collateralized by $2,550,000 Freddie Mac 3.6%, 1/29/2010, with a fair market value of $2,596,125	2,491,000	2,491,000

Time Deposit 5.0%
Bank of Montreal, 4.2%, 4/1/2008	11,729,000	11,729,000

Total Short-Term Holdings		23,693,510

Total Investments 100.0%		233,597,692

Other Assets Less Liabilities 0.0%		59,447

Net Assets 100.0%		$233,657,139

Seligman U.S. Government Securities Fund

	Principal Amount		Value

US Full Faith and Credit Obligations 19.4%
US Treasury Bonds:
5.375%, 2/15/2031	$375,000		$433,829
4.5%, 2/15/2036	85,000		87,836
4.75%, 2/15/2037	250,000		268,965
US Treasury Inflation-Protected Security 2%, 1/15/2016	276,466		299,858
US Treasury Notes:
4.5%, 2/28/2011	175,000	ØØØ	188,631
4.125%, 8/31/2012	2,330,000	ØØØ	2,500,199
4.25%, 9/30/2012	1,095,000		1,183,713
3.875%, 10/31/2012	45,000	ØØØ	47,851
3.625%, 12/31/2012	500,000		526,992
4%, 2/15/2014	405,000		436,862
4.625%, 11/15/2016	1,000,000		1,103,594
4.75%, 8/15/2017	1,155,000		1,278,260
4.25% 11/15/2017	3,315,000		3,537,987
3.5%, 2/15/2018	1,450,000		1,458,836
US Treasury STRIPS Principal 7.5%, 11/15/2024***	2,725,000		1,283,712

Total US Full Faith and Credit Obligations			14,637,125

US Government Agency ObligationsØ 20.1%
Fannie Mae:
5.125%, 4/15/2011	2,625,000	ØØØ	2,801,852
4.75%, 11/19/2012	930,000	ØØØ	993,465
4%, 12/25/2017	2,746,051		2,756,427
5%, 7/9/2018	500,000		500,341
5.45%, 12/25/2020	866,541		887,382
5%, 6/25/2025	2,000,000		1,984,249
Federal Farm Credit bank 3.5%, 8/5/2010	625,000	ØØØ	625,747
Freddie Mac:
5.125%, 4/18/2011	500,000		534,373
5.5%, 8/20/2012	610,000		669,280
5.125%, 11/17/2017	1,000,000		1,074,649
4.75%, 3/10/2023	1,000,000		1,003,294
Ginnie Mae:
4%, 12/16/2028	243,270		243,292
5%, 5/20/2029	500,000		504,945
Tennessee Valley Authority 5.5%, 7/18/2017	500,000		557,901

Total US Government Agency Obligations			15,137,197

Mortgage-Backed SecuritiesØØ 56.7%
Fannie Mae:
5.5%, 11/1/2020	994,900		1,018,534
4.5%, 12/1/2020	1,111,024		1,109,483
4.882%, 11/1/2034#	1,245,062		1,250,252
4.738%, 8/1/2035#	1,488,305		1,517,429
5.5%, 2/1/2036	2,209,377		2,235,134
5.353%, 4/1/2036#	898,424		906,444
6.05%, 4/1/2036#	1,346,590		1,366,710
6.034%, 7/1/2036#	1,887,335		1,951,473
5.985%, 8/1/2036#	768,748		785,137
6.121%, 8/1/2036#	658,304		672,733
5.858%, 6/1/2037#	2,504,776	ØØØ	2,551,929
6.5%, 6/1/2037	1,371,843		1,422,190
5.853%, 9/1/2037#	1,063,246		1,074,515
6.5%, 9/1/2037	2,233,180		2,294,739
6%, 2/1/2038	1,601,627		1,642,404
5%, TBA 4/2008	3,000,000		3,028,593
5.5%, TBA 4/2008	3,250,000		3,317,538
Freddie Mac:
5%, 5/1/2018	1,609,483		1,633,556
5.5%, 10/1/2018	1,356,978		1,391,441
6.114%, 12/1/2036#	1,696,911		1,725,762
6.167%, 8/1/2036#	891,094		919,362
5.967%, 4/1/2037#	2,637,701		2,674,546
4.5%, TBA 4/2008	2,000,000		1,988,124
Ginnie Mae:
5.5%, 10/15/2035	1,712,545		1,750,115
5.5%, TBA 4/2008	1,700,000		1,728,422
Small Business Administration 5.199%, 8/1/2012	748,493		762,226

Total Mortgage-Backed Securities			42,718,791

Short-Term Holdings 19.0%
US Government Agency ObligationsØ 2.1%
Federal Home Loan Discount Notes 2.107%, 4/23/2008	1,600,000	ØØØ	1,597,976
Repurchase Agreement 16.9%
Fixed Income Clearing Corp. 1.8%, dated 3/31/2008 maturing 4/1/2008 in the amount of $12,713,636 collateralized by $13,000,000 Freddie Mac
3.6%, 1/29/2010, with a fair market value of $13,097,500	12,713,000		12,713,000

Total Short-Term Holdings			14,310,976

Total Investments 115.2%			86,804,089
Other Assets Less Liabilities (15.2)%			(11,428,599)

Net Assets 100.0%			$75,375,490

Ø Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

ØØ    Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ØØØ At March 31, 2008, these securities with a total value of $11,307,650 were held as collateral for the TBA securities.

*     The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Security Act of 1933.

**   Non-income producing security.

*** STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

#      Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2008.

##    Pay-in-kind bond.

†       Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

††    The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a) Chesapeake Energy, Leap Wireless International and NRG Energy

(b) Apple, Goodyear Tire & Rubber and Host Hotels & Resorts

(c) Comverse Technology, Northwest Airlines and Qwest Communications International

(d) Ball, Corrections Corporation of America and Kindred Healthcare

TBA - To be announced.

ADR - American Depository Receipts.

At March 31, 2008, the cost of investments for federal income tax purposes was as follows:

High-Yield Fund	$255,160,317
U.S. Government Securities Fund	85,316,297

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation / (Depreciation)

High-Yield Fund	$2,007,561	$(23,570,186)	$(21,562,625)
U.S. Government Securities Fund	1,602,480	(114,688)	1,487,792

Seligman High Income Fund Series
Notes to Schedules of Investments (unaudited)
March 31, 2008

Organization— Seligman High Income Fund Series consists of two separate Funds: Seligman High-Yield Fund (“High-Yield Fund”) and Seligman U.S. Government Securities Fund (“U.S. Government Securities Fund”) (collectively, the “Funds”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement - On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	High-Yield Fund	U.S. Government Securities Fund

Level 1 - Quoted Prices	$20,633,529	$0
Level 2 - Other Significant Observable Inputs	212,964,163	86,804,089
Level 3 - Significant Unobservable Inputs	0	0

Total	$233,597,692	$86,804,089

Risk - Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.